Corporate information (Details) kr / shares in Units, € in Millions						1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2029	Jan. 01, 2023	Jan. 01, 2021	Aug. 02, 2017 EUR (€)	Aug. 02, 2017 USD ($)	Nov. 30, 2017 DKK (kr)	Feb. 28, 2017 USD ($)	Jun. 30, 2018 DKK (kr) subsidiary director item kr / shares	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) subsidiary director item	Dec. 31, 2017 DKK (kr)	Dec. 31, 2017 USD ($)	Aug. 02, 2017 kr / shares
Notes To Consolidated Financial Statements [Line Items]
Number of subsidiaries | subsidiary								2		2
Share split ratio				10	10
Per share nominal value of an ordinary share | kr / shares								kr 0.01					kr 0.01
Annulment of ordinary shares (as a percent)				80.00%	80.00%			80.00%
Shareholder distribution (Capital Reduction)				€ 917.7	$ 1,100,000,000
Milligrams of DMF | item								480
Minimum
Notes To Consolidated Financial Statements [Line Items]
Duration of appeal process								2 years
Maximum
Notes To Consolidated Financial Statements [Line Items]
Duration of appeal process								3 years
FWP IP
Notes To Consolidated Financial Statements [Line Items]
Capital commitments								kr 100,000		$ 16,000
Aditech
Notes To Consolidated Financial Statements [Line Items]
Obligation payable | $										$ 25,000,000
Biogen
Notes To Consolidated Financial Statements [Line Items]
Non-refundable fee | $							$ 1,250,000,000
Foundation
Notes To Consolidated Financial Statements [Line Items]
Group contribution as initial capitalization of the Foundation						kr 5,000,000			$ 805,000
Biogen
Notes To Consolidated Financial Statements [Line Items]
Subsidiaries who entered into an agreement | subsidiary								2		2
HoldCo | FWP IP
Notes To Consolidated Financial Statements [Line Items]
Consideration for capital stock											kr 336,000	$ 54,000
Foundation
Notes To Consolidated Financial Statements [Line Items]
Number of board members | item								3		3
Number of independent directors | director								1		1
Number of company appointed directors | director								1		1
Foundation | Biogen
Notes To Consolidated Financial Statements [Line Items]
Number of directors | director								1		1
Co-exclusive license | Biogen | Interference Proceeding
Notes To Consolidated Financial Statements [Line Items]
Number of occasions license can be assigned to a single third party. | item								1		1
Forecast | Biogen | Opposition Proceeding
Notes To Consolidated Financial Statements [Line Items]
Royalty percentage	20.00%		10.00%
Forecast | Co-exclusive license | Biogen | Interference Proceeding
Notes To Consolidated Financial Statements [Line Items]
Royalty percentage		1.00%
Forecast | Exclusive license | Biogen | Interference Proceeding
Notes To Consolidated Financial Statements [Line Items]
Royalty percentage	20.00%		10.00%